Performance Management - Build Bond Innovation ETF	Jan. 26, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Fund’s broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.getbuilding.com/ETFs or by calling 1-833-852-8453.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarter:	9/30/2024	5.23%
Lowest Quarter:	9/30/2023	(0.94)%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	5.23%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(0.94%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance [Table]

	One Year	Since Inception (2/09/22)
Return before taxes	5.79%	3.97%
Return after taxes on distributions	4.19%	2.44%
Return after taxes on distributions and sale of Fund shares	3.41%	2.35%
Bloomberg U.S. Aggregate Bond Index(1)	7.30%	0.78%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. Investors frequently use the index as a stand-in for measuring the performance of the U.S. bond market. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or taxes.
Performance Availability Website Address [Text]	www.getbuilding.com/ETFs
Performance Availability Phone [Text]	1-833-852-8453